SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE (Details) ¥ in Thousands, $ in Thousands		9 Months Ended		12 Months Ended			21 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expense		¥ (201,724)	¥ (238,493)	$ (37,527)	¥ (262,429)	¥ (375,250)
Income tax expense computed at PRC statutory income tax rate of 25%	[1]				¥ (65,607)
Statutory income tax rate 25.0%	[1]			25.00%	25.00%	25.00%	25.00%
Effect of share-based compensation expenses					¥ 11,146
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent				(4.20%)	(4.20%)
Effect of additional deduction for qualified R&D expenditures					¥ 3,338
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent				(1.30%)	(1.30%)
Other					¥ 139
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent				(0.00%)	(0.00%)
Change of valuation allowance					¥ 49,776
Change of valuation allowance				(19.00%)	(19.00%)	(18.30%)	(47.10%)
Income tax expense		¥ 39		$ 6	¥ 39	¥ 311
Effective Income Tax Rate Reconciliation, Percent				(0.00%)	(0.00%)	0.10%	0.00%
Permanent differences						(1.10%)	(1.10%)
Effect of different tax rate	[2]					(5.50%)	23.20%
Effective tax rate				(0.00%)	(0.00%)	0.10%	0.00%
Cayman [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions	[2]				¥ 1,221
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	[2]			(0.50%)	(0.50%)
Other Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions	[2]				¥ 26
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	[2]			(0.00%)	(0.00%)

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.
[2]	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.